Document Control

Division of Investment Management

Securities and Exchange Commission

Office of Insurance Products

100 F Street, NE

Washington, DC 20549

Re:	American Funds Insurance Series
File No. 002-86838 and No. 811-03857

Dear Sir or Madam:

Enclosed is Form N-1A, Post-Effective Amendment No. 96 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 96 to the Registration Statement under the Investment Company Act of 1940 of American Funds Insurance Series (the “Series”).

This registration statement contains amendments reflecting, among other things, changes to certain fund names, certain revisions to the funds’ investment strategies and the addition of management fee waivers for Washington Mutual Investors Fund (f/k/a Blue Chip Income and Growth Fund), Capital World Growth and Income Fund (f/k/a Global Growth and Income Fund), The Bond Fund of America (f/k/a Bond Fund), American High-Income Trust (f/k/a High-Income Bond Fund), U.S. Government Securities Fund (f/k/a U.S. Government/AAA-Rated Securities Fund) and Managed Risk Washington Mutual Investors Fund (f/ka Managed Risk Blue Chip Income and Growth Fund).

In addition, this registration statement also contains amendments reflecting updates to the investment strategies and risks of Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund (f/k/a Managed Risk Blue Chip Income and Growth Fund), Managed Risk Asset Allocation Fund, American Funds Managed Risk Growth Portfolio, American Funds Managed Risk Growth and Income Portfolio and American Funds Managed Risk Global Allocation Portfolio of the Series.

This filing is being made pursuant to Rule 485(a) under the Securities Act and we propose that it become effective on May 1, 2021.

If you have any questions about the enclosed, please telephone Josh Diggs at 404/685-4211 or Steven I. Koszalka at 213/486-9447.